Accruals and Other Liabilities	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accruals and Other Liabilities

14 ACCRUALS AND OTHER LIABILITIES

	As of March 31,
	2025	2026
	RMB	RMB
Receipts under custody (1)	164,478	163,942
Deposits from merchants (2)	91,586	90,830
Accrued expenses	16,210	7,310
Payables for purchases of office building and building improvement	15,590	15,768
Other payables	13,340	14,142
	301,204	291,992

(1)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
(2)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.